Vanguard® S&P 500 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communication Services (14.6%)
	Meta Platforms Inc. Class A	1,379,318	893,095
	Alphabet Inc. Class A	3,673,953	630,965
	Alphabet Inc. Class C	2,977,572	514,673
*	Netflix Inc.	269,429	325,263
	T-Mobile US Inc.	160,085	38,773
*,1	Live Nation Entertainment Inc.	98,765	13,549
	Electronic Arts Inc.	59,712	8,585
	TKO Group Holdings Inc. Class A	41,889	6,610
			2,431,513
Consumer Discretionary (12.5%)
*	Amazon.com Inc.	3,445,677	706,398
*	Tesla Inc.	1,762,572	610,661
	Booking Holdings Inc.	20,841	115,020
	Home Depot Inc.	275,282	101,384
	TJX Cos. Inc.	417,716	53,008
*	O'Reilly Automotive Inc.	36,200	49,503
*	DoorDash Inc. Class A	213,698	44,588
*	Chipotle Mexican Grill Inc.	853,717	42,754
	Royal Caribbean Cruises Ltd.	155,969	40,079
*	AutoZone Inc.	10,576	39,481
	Marriott International Inc. Class A	144,156	38,033
	Hilton Worldwide Holdings Inc.	151,580	37,658
*	Airbnb Inc. Class A	272,678	35,175
	Garmin Ltd.	96,653	19,618
*	Carnival Corp.	659,236	15,307
	eBay Inc.	202,397	14,809
	Expedia Group Inc.	77,747	12,964
	Williams-Sonoma Inc.	77,442	12,527
	PulteGroup Inc.	127,020	12,452
	Yum! Brands Inc.	71,965	10,359
*	Lululemon Athletica Inc.	32,468	10,282
	Tapestry Inc.	130,248	10,231
*	Deckers Outdoor Corp.	95,478	10,075
	Las Vegas Sands Corp.	216,220	8,900
	Tractor Supply Co.	181,444	8,782
*	NVR Inc.	1,223	8,703
	Ralph Lauren Corp.	25,081	6,943
	Darden Restaurants Inc.	31,676	6,785
	Wynn Resorts Ltd.	56,336	5,101
*	Norwegian Cruise Line Holdings Ltd.	276,466	4,880
	Domino's Pizza Inc.	9,150	4,335
			2,096,795
Consumer Staples (3.8%)
	Costco Wholesale Corp.	279,586	290,820
	Walmart Inc.	1,830,670	180,724
	Philip Morris International Inc.	528,788	95,494
	Altria Group Inc.	491,128	29,767
	Colgate-Palmolive Co.	224,797	20,893
*	Monster Beverage Corp.	193,874	12,398
			630,096
Energy (0.6%)
	Williams Cos. Inc.	399,612	24,181
	Hess Corp.	174,110	23,016
	Targa Resources Corp.	137,294	21,683
	ONEOK Inc.	218,710	17,680
	Texas Pacific Land Corp.	11,861	13,213
			99,773
Financials (12.4%)
	Visa Inc. Class A	1,085,446	396,394
	Mastercard Inc. Class A	512,926	300,370
*	Berkshire Hathaway Inc. Class B	565,694	285,087

		Shares	Market Value ($000)
	JPMorgan Chase & Co.	1,003,850	265,016
	Progressive Corp.	368,939	105,122
	American Express Co.	349,606	102,802
*	Fiserv Inc.	358,356	58,337
	S&P Global Inc.	93,240	47,819
	Morgan Stanley	350,763	44,908
	Apollo Global Management Inc.	281,590	36,801
	Intercontinental Exchange Inc.	188,186	33,836
	Marsh & McLennan Cos. Inc.	136,156	31,814
	Ameriprise Financial Inc.	60,592	30,856
*	PayPal Holdings Inc.	417,554	29,346
	MSCI Inc.	48,940	27,603
	Aon plc Class A	69,512	25,864
	Arthur J Gallagher & Co.	72,118	25,057
	Moody's Corp.	50,695	24,299
	KKR & Co. Inc.	187,248	22,743
	Arch Capital Group Ltd.	236,326	22,460
	Bank of New York Mellon Corp.	244,341	21,651
	Brown & Brown Inc.	149,359	16,863
*	Coinbase Global Inc. Class A	64,865	15,997
*	Corpay Inc.	43,901	14,273
	Synchrony Financial	244,612	14,102
	Hartford Insurance Group Inc.	99,540	12,924
	Raymond James Financial Inc.	71,930	10,572
	Willis Towers Watson plc	30,170	9,550
	Nasdaq Inc.	106,673	8,911
	Cincinnati Financial Corp.	52,278	7,885
	W R Berkley Corp.	104,130	7,778
	Erie Indemnity Co. Class A	15,747	5,645
	FactSet Research Systems Inc.	10,752	4,927
	Jack Henry & Associates Inc.	18,298	3,315
			2,070,927
Health Care (5.5%)
	Eli Lilly & Co.	496,285	366,095
*	Intuitive Surgical Inc.	224,639	124,077
*	Boston Scientific Corp.	928,214	97,704
	AbbVie Inc.	466,983	86,910
*	Vertex Pharmaceuticals Inc.	161,720	71,488
	Stryker Corp.	114,607	43,853
	Amgen Inc.	145,469	41,921
	HCA Healthcare Inc.	66,396	25,323
	ResMed Inc.	92,541	22,653
*	Insulet Corp.	44,213	14,370
*	Dexcom Inc.	105,937	9,089
*	Mettler-Toledo International Inc.	5,399	6,239
*	Waters Corp.	17,199	6,007
*	Incyte Corp.	60,883	3,961
*	DaVita Inc.	27,651	3,768
			923,458
Industrials (8.6%)
*	Uber Technologies Inc.	1,315,787	110,737
	Caterpillar Inc.	301,026	104,766
	GE Vernova Inc.	173,786	82,197
	Eaton Corp. plc	248,951	79,714
	GE Aerospace	277,164	68,157
	RTX Corp.	478,247	65,271
	Trane Technologies plc	141,228	60,766
	Parker-Hannifin Corp.	81,097	53,905
	TransDigm Group Inc.	35,328	51,877
	Cintas Corp.	215,993	48,922
	Automatic Data Processing Inc.	146,075	47,552
	Howmet Aerospace Inc.	255,103	43,340
	Deere & Co.	70,184	35,531
*	Axon Enterprise Inc.	45,621	34,232
	Republic Services Inc.	127,856	32,896
	Quanta Services Inc.	93,003	31,859
	WW Grainger Inc.	27,894	30,336
	Waste Management Inc.	122,002	29,399
	United Rentals Inc.	41,131	29,136

		Shares	Market Value ($000)
	Emerson Electric Co.	241,617	28,844
*	Copart Inc.	552,260	28,430
	Cummins Inc.	86,596	27,839
	Westinghouse Air Brake Technologies Corp.	107,681	21,786
	Ingersoll Rand Inc.	253,525	20,698
	Delta Air Lines Inc.	404,440	19,571
	CSX Corp.	558,401	17,640
	Carrier Global Corp.	243,852	17,362
	PACCAR Inc.	181,879	17,069
	Fastenal Co.	411,487	17,011
	Illinois Tool Works Inc.	68,914	16,889
*	United Airlines Holdings Inc.	207,020	16,447
	Paychex Inc.	94,756	14,963
	Hubbell Inc. Class B	33,792	13,165
	Verisk Analytics Inc.	39,121	12,290
	AMETEK Inc.	68,377	12,222
	Lennox International Inc.	20,143	11,370
	Old Dominion Freight Line Inc.	54,496	8,729
	Broadridge Financial Solutions Inc.	32,433	7,876
	Paycom Software Inc.	29,604	7,670
	Veralto Corp.	74,663	7,543
	Dover Corp.	38,949	6,923
	Pentair plc	67,849	6,729
	Leidos Holdings Inc.	42,893	6,371
*	Dayforce Inc.	100,194	5,920
	Rollins Inc.	102,843	5,888
	Allegion plc	29,072	4,149
*	Builders FirstSource Inc.	37,830	4,074
	Masco Corp.	54,669	3,412
*	Generac Holdings Inc.	23,233	2,837
			1,432,310
Information Technology (39.0%)
	NVIDIA Corp.	15,425,167	2,084,403
	Microsoft Corp.	2,434,809	1,120,889
	Apple Inc.	4,352,419	874,183
	Broadcom Inc.	2,952,364	714,679
*	Palantir Technologies Inc. Class A	1,291,105	170,142
	Oracle Corp.	1,021,784	169,136
	Salesforce Inc.	602,783	159,961
	International Business Machines Corp.	582,385	150,873
	Intuit Inc.	176,305	132,841
*	ServiceNow Inc.	129,748	131,187
*	Palo Alto Networks Inc.	417,033	80,245
*	Crowdstrike Holdings Inc. Class A	155,151	73,134
	Amphenol Corp. Class A	762,875	68,605
	KLA Corp.	83,717	63,364
*	Arista Networks Inc.	650,701	56,377
*	Adobe Inc.	115,162	47,803
	Motorola Solutions Inc.	105,260	43,723
*	Fortinet Inc.	400,672	40,780
*	Autodesk Inc.	135,416	40,099
	Applied Materials Inc.	215,031	33,706
*	Cadence Design Systems Inc.	95,058	27,288
*	Fair Isaac Corp.	15,389	26,566
*	Synopsys Inc.	50,597	23,476
*	Gartner Inc.	48,362	21,106
	Monolithic Power Systems Inc.	30,135	19,946
*	GoDaddy Inc. Class A	89,028	16,216
*	Workday Inc. Class A	63,310	15,682
*	Tyler Technologies Inc.	26,985	15,570
*	Super Micro Computer Inc.	316,852	12,680
	NXP Semiconductors NV	64,025	12,237
	Dell Technologies Inc. Class C	92,228	10,262
*	ANSYS Inc.	24,223	8,013
*	PTC Inc.	35,759	6,019
	NetApp Inc.	60,133	5,963
*	First Solar Inc.	35,664	5,638
	Gen Digital Inc.	197,742	5,632
*	Trimble Inc.	68,099	4,853

			Shares	Market Value ($000)
*		F5 Inc.	16,654	4,753
*		Zebra Technologies Corp. Class A	14,546	4,215
				6,502,245
Materials (0.5%)
		Sherwin-Williams Co.	83,191	29,850
		Ecolab Inc.	77,719	20,644
		Vulcan Materials Co.	51,505	13,652
		Martin Marietta Materials Inc.	19,996	10,949
		Packaging Corp. of America	28,106	5,429
				80,524
Real Estate (1.2%)
		Welltower Inc.	207,315	31,985
		Simon Property Group Inc.	193,257	31,514
		Public Storage	99,259	30,612
		Equinix Inc.	28,837	25,631
*		CBRE Group Inc. Class A	186,041	23,259
		Iron Mountain Inc.	185,002	18,262
		Extra Space Storage Inc.	59,977	9,066
		AvalonBay Communities Inc.	39,355	8,137
		Essex Property Trust Inc.	19,448	5,521
		Mid-America Apartment Communities Inc.	30,215	4,733
		Host Hotels & Resorts Inc.	278,522	4,314
		Camden Property Trust	34,130	4,010
		UDR Inc.	84,907	3,518
				200,562
Utilities (1.2%)
		NextEra Energy Inc.	867,764	61,299
		Constellation Energy Corp.	197,040	60,324
		Vistra Corp.	214,319	34,413
		NRG Energy Inc.	127,701	19,909
		Public Service Enterprise Group Inc.	147,358	11,940
		PPL Corp.	241,279	8,384
				196,269
Total Common Stocks (Cost $12,015,973)				16,664,472
Rights (0.0%)
*,2		ABIOMED Inc. CVR (Cost $—)	56	—
		Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund (Cost $7,925)	4.342%	79,270	7,926
Total Investments (100.0%) (Cost $12,023,898)				16,672,398
Other Assets and Liabilities—Net (0.0%)				6,962
Net Assets (100%)				16,679,360
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,317.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,334 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2025	29	12,399	836
E-mini S&P 500 Index	June 2025	8	2,366	141
				977

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	16,664,472	—	—	16,664,472
Rights	—	—	—	—
Temporary Cash Investments	7,926	—	—	7,926
Total	16,672,398	—	—	16,672,398

Derivative Financial Instruments
Assets
Futures Contracts[1]	977	—	—	977
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.